RESTRUCTURING (Details) $ in Thousands		9 Months Ended
	Apr. 15, 2020 USD ($) employee	Sep. 30, 2020 USD ($)	Oct. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Reduction in workforce | employee	600
Restructuring cost	$ 11,300
Additional restructuring costs relating to non-cancellabe leases	$ 18,300
Payments due through the remaining amended lease term		$ 12,900	$ 12,900	$ 72,531
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Restructuring cost		1,900
Sales, marketing and operations expense
Restructuring Cost and Reserve [Line Items]
Restructuring cost		5,100
Technology and development
Restructuring Cost and Reserve [Line Items]
Restructuring cost		2,100
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring cost		$ 20,500